UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-07946
Eaton Vance Classic Senior Floating Rate
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	February 28, 2007

Item 1. Schedule of Investments

Eaton Vance Classic Senior Floating-Rate Fund as of February 28, 2007 (Unaudited)

Eaton Vance Classic Senior Floating-Rate Fund (the Fund) invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At February 28, 2007, the value of the Fund’s investment in the Portfolio was $1,033,251,565 and the Fund owned approximately 40.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Senior Debt Portfolio                                                                                                                     as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 105.9% (1)

Principal
Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.6%
		Avio Holding S.P.A.
468,750	EUR	Term Loan, 6.22%, Maturing December 13, 2014	$628,870
362,258		Term Loan, 7.75%, Maturing December 13, 2014	367,126
468,750	EUR	Term Loan, 6.60%, Maturing December 13, 2015	631,650
362,258		Term Loan, 8.12%, Maturing December 13, 2015	368,937
		AWAS Capital, Inc.
7,593,753		Term Loan, 7.13%, Maturing March 22, 2013	7,574,769
		BE Aerospace, Inc.
1,250,000		Term Loan, 6.87%, Maturing August 24, 2012	1,257,552
		Dresser Rand Group, Inc.
201,968		Term Loan, 7.35%, Maturing October 29, 2011	203,609
		Evergreen International Aviation
2,962,760		Term Loan, 8.82%, Maturing October 31, 2011	2,977,574
		Hexcel Corp.
2,833,275		Term Loan, 7.13%, Maturing March 1, 2012	2,841,539
		IAP Worldwide Services, Inc.
3,168,000		Term Loan, 9.69%, Maturing December 30, 2012	3,184,832
		Jet Aviation Holding, AG
1,500,000		Term Loan, 7.62%, Maturing May 15, 2013	1,496,250
		K&F Industries, Inc.
2,139,996		Term Loan, 7.32%, Maturing November 18, 2012	2,154,041
		Spirit AeroSystems, Inc.
2,729,801		Term Loan, 7.11%, Maturing December 31, 2011	2,747,711
		Standard Aero Holdings, Inc.
2,193,202		Term Loan, 7.60%, Maturing August 24, 2012	2,205,539
		TransDigm, Inc.
5,000,000		Term Loan, 7.37%, Maturing June 23, 2013	5,043,750
		Vought Aircraft Industries, Inc.
2,000,000		Revolving Loan, 7.82%, Maturing December 22, 2009 (2)	1,915,000
1,000,000		Term Loan, 7.33%, Maturing December 17, 2011	1,008,125
3,242,788		Term Loan, 7.88%, Maturing December 17, 2011	3,275,216
		Wesca Aircraft Hardware Corp.
1,000,000		Term Loan, 11.10%, Maturing September 29, 2014	1,022,708
		Wyle Laboratories, Inc.
916,406		Term Loan, 8.11%, Maturing January 28, 2011	921,275
			$41,826,073
Air Transport — 1.0%
		Airport Development and Investment
3,500,000	GBP	Term Loan, 10.12%, Maturing April 7, 2011	$6,882,981
		Delta Air Lines, Inc.
4,025,625		Term Loan, 8.11%, Maturing March 16, 2008	4,054,251

$4,225,000		Term Loan, 10.11%, Maturing March 16, 2008	$4,261,969
		Northwest Airlines, Inc.
6,450,000		DIP Loan, 7.85%, Maturing August 21, 2008	6,495,350
		United Airlines, Inc.
3,900,000		Term Loan, 7.38%, Maturing February 1, 2014	3,922,850
			$25,617,401
Automotive — 5.8%
		AA Acquisitions Co., Ltd.
1,000,000	GBP	Term Loan, 7.83%, Maturing June 25, 2012	$1,988,063
1,000,000	GBP	Term Loan, 8.33%, Maturing June 25, 2013	1,996,025
		Accuride Corp.
6,649,911		Term Loan, 7.38%, Maturing January 31, 2012	6,685,934
		Affina Group, Inc.
3,802,126		Term Loan, 8.36%, Maturing November 30, 2011	3,836,585
		Citation Corp.
6,429,069		Term Loan, 15.25%, Maturing May 23, 2009 (3)	3,021,662
		CSA Acquisition Corp.
1,147,303		Term Loan, 7.88%, Maturing December 23, 2011	1,156,266
1,269,357		Term Loan, 7.88%, Maturing December 23, 2011	1,279,274
		Dana Corp.
7,775,000		Term Loan, 7.88%, Maturing March 30, 2008	7,797,268
		Dayco Products, LLC
5,271,006		Term Loan, 7.87%, Maturing June 21, 2011	5,319,326
		Dura Operating Corp.
54,054		DIP Loan, 8.63%, Maturing December 31, 2007	54,088
445,946		DIP Loan, 8.63%, Maturing December 31, 2007	445,333
		Exide Technologies, Inc.
1,764,628		Term Loan, 11.63%, Maturing May 5, 2010	1,855,066
1,783,321		Term Loan, 11.63%, Maturing May 5, 2010	1,874,716
		Federal-Mogul Corp.
6,000,000		Term Loan, 7.59%, Maturing July 1, 2007	5,973,126
11,852,057		Revolving Loan, 8.60%, Maturing July 1, 2007 (2)	11,896,502
5,351,062		Term Loan, 9.07%, Maturing July 1, 2007	5,381,161
		Ford Motor Co.
5,025,000		Term Loan, 8.36%, Maturing December 15, 2013	5,088,858
		General Motors Corp.
6,375,000		Term Loan, 7.70%, Maturing November 29, 2013	6,457,480
		Goodyear Tire & Rubber Co.
7,500,000		Revolving Loan, 7.57%, Maturing April 30, 2010 (2)	7,464,847
1,175,000		Term Loan, 4.72%, Maturing April 30, 2010	1,185,492
10,605,000		Term Loan, 8.14%, Maturing April 30, 2010	10,741,985
		The Hertz Corp.
13,750,000		Revolving Loan, 6.82%, Maturing December 21, 2010 (2)	13,709,891
786,111		Term Loan, 5.37%, Maturing December 21, 2012	794,034
4,402,222		Term Loan, 7.09%, Maturing December 21, 2012	4,446,588

		HLI Operating Co., Inc.
$2,710,227		Term Loan, 8.87%, Maturing June 3, 2009	$2,744,669
		Insurance Auto Auctions, Inc.
2,283,408		Term Loan, 7.87%, Maturing May 19, 2012	2,292,685
		Keystone Automotive Operations, Inc.
3,200,000		Term Loan, 8.82%, Maturing January 12, 2012	3,228,000
		Kwik-Fit Group Ltd.
1,250,000	GBP	Term Loan, 7.94%, Maturing August 31, 2013	2,478,425
1,250,000	GBP	Term Loan, 8.44%, Maturing August 31, 2014	2,488,552
		R.J. Tower Corp.
7,000,000		DIP Revolving Loan, 7.70%, Maturing August 2, 2007 (2)	6,930,000
		Tenneco Automotive, Inc.
3,600,741		Term Loan, 7.31%, Maturing December 12, 2009	3,621,895
2,383,463		Term Loan, 7.32%, Maturing December 12, 2010	2,397,466
		TriMas Corp.
375,000		Term Loan, 8.07%, Maturing August 2, 2011	380,859
1,620,938		Term Loan, 8.11%, Maturing August 2, 2013	1,646,265
		TRW Automotive, Inc.
6,017,605		Term Loan, 6.94%, Maturing June 30, 2012	6,029,358
		United Components, Inc.
4,464,971		Term Loan, 7.61%, Maturing June 30, 2010	4,492,877
			$149,180,621
Beverage and Tobacco — 0.9%
		Alliance One International, Inc.
$1,943,082		Term Loan, 8.82%, Maturing May 13, 2010	$1,964,942
		Culligan International Co.
2,069,165		Term Loan, 7.07%, Maturing September 30, 2011	2,075,631
		Liberator Midco, Ltd.
875,000	EUR	Term Loan, 6.08%, Maturing October 27, 2013	1,173,497
875,000	EUR	Term Loan, 6.45%, Maturing October 27, 2014	1,178,488
		National Dairy Holdings, L.P.
4,628,875		Term Loan, 7.32%, Maturing March 15, 2012	4,637,554
		National Distribution Co.
2,420,000		Term Loan, 11.82%, Maturing June 22, 2010	2,426,050
		Reynolds American, Inc.
7,261,006		Term Loan, 7.14%, Maturing May 31, 2012	7,327,945
		Southern Wine & Spirits of America, Inc.
2,128,597		Term Loan, 6.86%, Maturing May 31, 2012	2,137,909
		Sunny Delight Beverages Co.
248,548		Term Loan, 11.36%, Maturing August 20, 2010	244,509
			$23,166,525

Brokers, Dealers and Investment Houses — 0.3%
		AmeriTrade Holding Corp.
$7,617,028		Term Loan, 6.82%, Maturing December 31, 2012	$7,657,894
			$7,657,894
Building and Development — 7.2%
		401 North Wabash Venture, LLC
$5,500,000		Term Loan, 9.07%, Maturing May 7, 2008 (2)	$5,390,000
		Beacon Sales Acquisition, Inc.
1,995,000		Term Loan, 7.36%, Maturing September 30, 2013	2,009,962
		BioMed Realty, L.P.
10,965,000		Term Loan, 7.57%, Maturing May 31, 2010	10,937,588
		Brickman Group Holdings, Inc.
4,525,000		Term Loan, 7.40%, Maturing January 23, 2014	4,550,453
		Capital Automotive (REIT)
4,000,130		Term Loan, 7.07%, Maturing December 16, 2010	4,043,884
		Crescent Real Estate Equities
5,000,000		Term Loan, 7.32%, Maturing June 30, 2007	5,006,250
		Empire Hawkeye Partners, L.P.
6,800,000		Term Loan, 5.73%, Maturing December 1, 2009 (2)	6,800,000
		Epco / Fantome, LLC
4,896,000		Term Loan, 7.99%, Maturing November 23, 2010	4,920,480
		Formica Corp.
3,374,500		Term Loan, 9.29%, Maturing March 15, 2013	3,377,665
		FT-FIN Acquisition, LLC
4,432,587		Term Loan, 6.83%, Maturing November 17, 2007 (2)	4,443,668
		Hearthstone Housing Partners II, LLC
12,132,353		Revolving Loan, 5.96%, Maturing December 1, 2007 (2)	12,102,022
		Hovstone Holdings, LLC
3,748,500		Term Loan, 7.36%, Maturing February 28, 2009	3,692,273
		Lanoga Corp.
3,855,649		Term Loan, 7.11%, Maturing June 29, 2013	3,858,861
		LNR Property Corp.
7,225,000		Term Loan, 8.11%, Maturing July 3, 2011	7,288,219
		Materis
823,329	EUR	Term Loan, 6.15%, Maturing April 27, 2014	1,103,720
876,671	EUR	Term Loan, 6.53%, Maturing April 27, 2015	1,179,329
		Mattamy Funding Partnership
692,263		Term Loan, 7.63%, Maturing April 11, 2013	697,022
		Mueller Group, Inc.
6,578,956		Term Loan, 7.36%, Maturing October 3, 2012	6,651,601
		NCI Building Systems, Inc.
2,345,501		Term Loan, 6.84%, Maturing June 18, 2010	2,358,694
		Newkirk Master, L.P.
2,838,105		Term Loan, 7.07%, Maturing August 11, 2008	2,842,984

	Nortek, Inc.
$6,693,375	Term Loan, 7.35%, Maturing August 27, 2011	$6,739,392
	Panolam Industries Holdings, Inc.
2,329,530	Term Loan, 8.11%, Maturing September 30, 2012	2,336,810
	PLY GEM Industries, Inc.
997,500	Term Loan, 8.37%, Maturing August 15, 2011	1,011,216
341,172	Term Loan, 8.37%, Maturing August 15, 2011	345,863
5,117,578	Term Loan, 8.37%, Maturing August 15, 2011	5,187,945
	Rubicon GSA II, LLC
7,025,000	Term Loan, 8.07%, Maturing July 31, 2008	7,025,000
	South Edge, LLC
4,475,000	Term Loan, 7.38%, Maturing October 31, 2009	4,473,604
	Stile Acquisition Corp.
5,660,222	Term Loan, 7.38%, Maturing April 6, 2013	5,654,251
	Stile U.S. Acquisition Corp.
5,669,865	Term Loan, 7.38%, Maturing April 6, 2013	5,663,883
	TE / Tousa Senior, LLC
1,130,435	Revolving Loan, 8.25%, Maturing August 1, 2008	1,113,478
750,000	Term Loan, 9.75%, Maturing August 1, 2008	729,643
	The Woodlands Commercial Property, Inc.
2,940,000	Term Loan, 7.32%, Maturing August 29, 2009	2,943,675
735,000	Term Loan, 7.32%, Maturing August 29, 2009	735,919
	Tishman Speyer Real Estate DC
6,000,000	Term Loan, 7.07%, Maturing December 27, 2012	6,055,002
	Tousa / Kolter, LLC
4,940,000	Term Loan, 8.25%, Maturing January 7, 2008	4,946,175
	TRU 2005 RE Holding Co.
13,750,000	Term Loan, 8.32%, Maturing December 9, 2008	13,888,573
	United Subcontractors, Inc.
2,675,000	Term Loan, 12.62%, Maturing June 27, 2013	2,594,750
	WCI Communities, Inc.
8,300,000	Term Loan, 7.32%, Maturing December 23, 2010	8,248,125
	Wintergames Acquisition ULC
11,300,000	Term Loan, 7.58%, Maturing October 26, 2007	11,307,063
		$184,255,042
Business Equipment and Services — 6.7%
	ACCO Brands Corp.
$1,785,400	Term Loan, 7.11%, Maturing August 17, 2012	$1,802,975
	Activant Solutions, Inc.
2,234,154	Term Loan, 7.38%, Maturing May 1, 2013	2,239,739
	Affiliated Computer Services
2,475,000	Term Loan, 7.35%, Maturing March 20, 2013	2,504,561
6,517,250	Term Loan, 7.36%, Maturing March 20, 2013	6,595,092
	Affinion Group, Inc.
7,797,790	Term Loan, 7.86%, Maturing October 17, 2012	7,881,617

		Allied Security Holdings, LLC
$3,815,000		Term Loan, 8.37%, Maturing June 30, 2010	$3,853,150
		Audatex North America, Inc.
1,000,000	EUR	Term Loan, 9.13%, Maturing January 13, 2013	1,352,736
995,000	EUR	Term Loan, 6.00%, Maturing April 13, 2013	1,324,476
		Buhrmann US, Inc.
6,705,776		Term Loan, 7.11%, Maturing December 31, 2010	6,739,305
		DynCorp International, LLC
4,391,775		Term Loan, 7.66%, Maturing February 11, 2011	4,432,034
		Gate Gourmet Borrower, LLC
1,194,465		Term Loan, 8.10%, Maturing March 9, 2012	1,209,396
195,556		Term Loan, 8.11%, Maturing March 9, 2012	192,622
2,447,404	EUR	Term Loan, 6.44%, Maturing March 9, 2013	3,278,699
		Info USA, Inc.
1,980,000		Term Loan, 7.12%, Maturing February 14, 2012	1,982,475
		Intergraph Corp.
2,000,000		Term Loan, 11.36%, Maturing November 29, 2014	2,056,250
		Iron Mountain, Inc.
4,195,216		Term Loan, 7.07%, Maturing April 2, 2011	4,207,454
5,755,093		Term Loan, 7.13%, Maturing April 2, 2011	5,777,872
		Language Line, Inc.
7,744,169		Term Loan, 8.60%, Maturing June 11, 2011	7,827,659
		Mitchell International, Inc.
4,025,258		Term Loan, 7.37%, Maturing August 15, 2011	4,045,384
		N.E.W. Holdings I, LLC
2,304,878		Term Loan, 8.11%, Maturing August 8, 2014	2,326,486
		Nielsen Finance, LLC
20,797,875		Term Loan, 7.61%, Maturing August 9, 2013	21,024,801
		Protection One, Inc.
3,226,885		Term Loan, 7.84%, Maturing March 31, 2012	3,243,019
		Quantum Corp.
923,611		Term Loan, 9.44%, Maturing August 22, 2012	924,766
		Quintiles Transnational Corp.
5,756,500		Term Loan, 7.36%, Maturing March 31, 2013	5,775,387
		RiskMeterics Group Holdings, LLC
3,625,000		Term Loan, 7.60%, Maturing January 11, 2014	3,665,781
		Serena Software, Inc.
1,660,313		Term Loan, 7.61%, Maturing March 10, 2013	1,678,991
		Sitel (Client Logic)
5,225,000		Term Loan, 7.91%, Maturing January 29, 2014	5,269,632
		SunGard Data Systems, Inc.
26,138,848		Term Loan, 7.36%, Maturing February 11, 2013	26,432,910
		TDS Investor Corp.
997,500	EUR	Term Loan, 6.47%, Maturing August 23, 2013	1,325,177
8,176,510		Term Loan, 7.86%, Maturing August 23, 2013	8,266,966
802,998		Term Loan, 7.86%, Maturing August 23, 2013	811,881

		Transaction Network Services, Inc.
$2,808,685		Term Loan, 7.35%, Maturing May 4, 2012	$2,815,707
		US Investigations Services, Inc.
2,451,697		Term Loan, 7.87%, Maturing October 14, 2012	2,471,617
1,755,601		Term Loan, 7.87%, Maturing October 14, 2013	1,769,865
		West Corp.
7,200,000		Term Loan, 7.75%, Maturing October 24, 2013	7,269,998
		Williams Scotsman, Inc.
2,570,000		Term Loan, 6.82%, Maturing June 27, 2010	2,571,606
		Worldspan, L.P.
5,000,000		Term Loan, 8.60%, Maturing December 7, 2013	5,036,875
			$171,984,961
Cable and Satellite Television — 6.2%
		Atlantic Broadband Finance, LLC
$5,810,457		Term Loan, 8.10%, Maturing February 10, 2011	$5,890,350
		Bragg Communications, Inc.
3,324,623		Term Loan, 7.11%, Maturing August 31, 2011	3,339,168
		Bresnan Broadband Holdings, LLC
5,000,000		Term Loan, 7.11%, Maturing March 29, 2014	5,024,480
		Cablecom Luxembourg SCA
1,980,000	EUR	Term Loan, 6.39%, Maturing September 28, 2012	2,630,465
		Casema
658,133	EUR	Term Loan, 6.17%, Maturing November 14, 2014	881,525
341,867	EUR	Term Loan, 6.17%, Maturing November 14, 2014	457,908
1,000,000	EUR	Term Loan, 6.67%, Maturing November 14, 2015	1,344,617
1,000,000	EUR	Term Loan, 7.92%, Maturing May 14, 2016	1,354,354
		Charter Communications Operating, LLC
25,888,627		Term Loan, 7.99%, Maturing April 28, 2013	26,103,839
		CSC Holdings, Inc.
9,528,000		Term Loan, 7.11%, Maturing March 29, 2013	9,586,359
		Insight Midwest Holdings, LLC
14,575,000		Term Loan, 7.36%, Maturing April 6, 2014	14,734,421
		Kabel Deutschland GmbH
5,400,000	EUR	Term Loan, 5.84%, Maturing March 31, 2012	7,172,455
		Kablecom
1,000,000	EUR	Term Loan, 6.23%, Maturing November 14, 2014	1,333,705
1,000,000	EUR	Term Loan, 6.73%, Maturing November 14, 2015	1,339,484
		Mediacom Broadband Group
1,965,150		Term Loan, 7.12%, Maturing January 31, 2015	1,970,216
		Mediacom Illinois, LLC
3,000,000		Term Loan, 6.87%, Maturing September 30, 2012	2,978,838
6,023,750		Term Loan, 7.12%, Maturing January 31, 2015	6,045,261

		NTL Investment Holdings, Ltd.
$3,710,370		Term Loan, 7.36%, Maturing March 30, 2012	$3,733,564
1,562,881	GBP	Term Loan, 7.45%, Maturing March 30, 2012	3,072,084
1,337,119	GBP	Term Loan, 7.45%, Maturing March 30, 2012	2,628,315
1,000,000	GBP	Term Loan, 8.48%, Maturing March 30, 2013	2,015,021
		Orion Cable GMBH
2,950,000	EUR	Term Loan, 6.50%, Maturing October 31, 2014	3,925,541
2,950,000	EUR	Term Loan, 7.22%, Maturing October 31, 2015	3,943,728
		Persona Communications Corp.
1,005,667		Term Loan, 0.00%, Maturing October 12, 2013 (2)	1,015,723
1,619,333		Term Loan, 8.12%, Maturing October 12, 2013	1,635,527
675,000		Term Loan, 11.36%, Maturing April 12, 2014	684,281
		PKS Media (Netherlands) B.V.
2,412,500	EUR	Term Loan, 5.84%, Maturing October 5, 2013	3,190,310
1,000,000	EUR	Term Loan, 6.34%, Maturing October 5, 2013	1,324,872
1,000,000	EUR	Term Loan, 6.84%, Maturing October 5, 2014	1,329,549
		San Juan Cable, LLC
990,003		Term Loan, 7.37%, Maturing October 31, 2012	994,644
		UGS Corp.
7,308,413		Term Loan, 7.10%, Maturing March 31, 2012	7,323,636
		UPC Broadband Holding B.V.
3,665,833	EUR	Term Loan, 6.10%, Maturing March 31, 2013	4,873,989
2,790,000		Term Loan, 7.37%, Maturing March 31, 2013	2,805,694
4,150,000	EUR	Term Loan, 6.10%, Maturing December 31, 2013	5,518,025
2,790,000		Term Loan, 7.37%, Maturing December 31, 2013	2,805,621
		Ypso Holding SA
4,961,371	EUR	Term Loan, 6.11%, Maturing July 28, 2014	6,548,683
1,914,679	EUR	Term Loan, 6.11%, Maturing July 28, 2014	2,527,250
3,123,950	EUR	Term Loan, 6.11%, Maturing July 28, 2014	4,123,408
			$158,206,910
Chemicals and Plastics — 8.0%
		Basell Af S.A.R.L.
358,974	EUR	Term Loan, 5.95%, Maturing August 1, 2013	$480,670
641,026	EUR	Term Loan, 5.96%, Maturing August 1, 2013	858,340
550,909		Term Loan, 7.60%, Maturing August 1, 2013	557,537
110,176		Term Loan, 7.60%, Maturing August 1, 2013	111,501
358,974	EUR	Term Loan, 6.70%, Maturing August 1, 2014	482,569
641,026	EUR	Term Loan, 6.71%, Maturing August 1, 2014	861,730
905,236		Term Loan, 8.35%, Maturing August 1, 2014	916,127
181,047		Term Loan, 8.35%, Maturing August 1, 2014	183,225
		Brenntag Holding GmbH and Co. KG
2,117,647	EUR	Term Loan, 6.63%, Maturing December 23, 2013	2,842,180
883,636		Term Loan, 7.89%, Maturing December 23, 2013	894,958
3,616,364		Term Loan, 7.89%, Maturing December 23, 2013	3,656,484
496,877	EUR	Term Loan, 6.88%, Maturing December 23, 2014	669,301
385,476	EUR	Term Loan, 6.88%, Maturing December 23, 2014	522,998

		Celanese Holdings, LLC
$14,023,243		Term Loan, 7.11%, Maturing June 4, 2011	$14,149,845
		Ferro Corp.
6,438,889		Term Loan, 8.07%, Maturing June 6, 2012	6,440,904
		GenTek, Inc.
1,482,033		Term Loan, 7.35%, Maturing February 25, 2011	1,486,895
		Georgia Gulf Corp.
3,667,371		Term Loan, 7.32%, Maturing October 3, 2013	3,707,320
		Hexion Specialty Chemicals, Inc.
12,819,389		Term Loan, 7.88%, Maturing May 5, 2013	12,944,378
2,784,736		Term Loan, 7.88%, Maturing May 5, 2013	2,811,887
		Huntsman, LLC
1,766,250	EUR	Term Loan, 5.73%, Maturing August 16, 2012	2,340,419
14,651,568		Term Loan, 7.07%, Maturing August 16, 2012	14,758,715
		INEOS Group
2,655,000		Term Loan, 7.61%, Maturing December 14, 2012	2,674,249
1,905,750		Term Loan, 7.61%, Maturing December 14, 2013	1,932,152
1,905,750		Term Loan, 8.11%, Maturing December 14, 2014	1,932,152
		Innophos, Inc.
1,243,139		Term Loan, 7.57%, Maturing August 10, 2010	1,251,685
		Invista B.V.
8,934,866		Term Loan, 6.88%, Maturing April 29, 2011	8,985,125
4,736,140		Term Loan, 6.88%, Maturing April 29, 2011	4,762,781
		ISP Chemo, Inc.
7,121,188		Term Loan, 7.38%, Maturing February 16, 2013	7,203,209
		Kraton Polymers, LLC
5,285,824		Term Loan, 7.38%, Maturing May 12, 2013	5,337,033
		Lucite International Group
635,878		Term Loan, 0.00%, Maturing July 7, 2013 (2)	643,429
1,805,052		Term Loan, 8.07%, Maturing July 7, 2013	1,826,487
		Lyondell Chemical Co.
11,840,500		Term Loan, 7.11%, Maturing August 16, 2013	11,938,350
		Momentive Performance Material
5,200,000		Term Loan, 7.63%, Maturing December 4, 2013	5,253,950
		Mosaic Co.
7,136,325		Term Loan, 7.11%, Maturing December 21, 2012	7,212,148
		Nalco Co.
15,011,072		Term Loan, 7.11%, Maturing November 4, 2010	15,136,384
		PQ Corp.
3,841,578		Term Loan, 7.37%, Maturing February 10, 2012	3,868,788
		Professional Paint, Inc.
2,313,375		Term Loan, 7.63%, Maturing May 31, 2012	2,326,388
		Propex Fabrics, Inc.
2,718,691		Term Loan, 8.36%, Maturing July 31, 2012	2,728,886
		Rockwood Specialties Group, Inc.
9,098,805		Term Loan, 7.36%, Maturing December 10, 2012	9,187,518

		SigmaKalon (BC) Holdco B.V.
1,880,000	EUR	Term Loan, 5.72%, Maturing September 9, 2012	$2,481,347
92,758	EUR	Term Loan, 6.22%, Maturing September 9, 2013	123,612
1,204,580	EUR	Term Loan, 6.22%, Maturing September 9, 2013	1,605,258
2,202,661	EUR	Term Loan, 6.22%, Maturing September 9, 2013	2,935,329
729,480	EUR	Term Loan, 6.97%, Maturing September 9, 2014	976,112
178,614	EUR	Term Loan, 6.97%, Maturing September 9, 2014	239,002
2,135,161	EUR	Term Loan, 6.97%, Maturing September 9, 2014	2,857,041
		Solo Cup Co.
9,351,969		Term Loan, 8.82%, Maturing February 27, 2011	9,507,595
500,000		Term Loan, 11.57%, Maturing March 31, 2012	512,188
		Solutia, Inc.
4,000,000		DIP Loan, 8.36%, Maturing March 31, 2007	4,056,252
		TPG Spring UK, Ltd.
3,151,584	EUR	Term Loan, 6.47%, Maturing June 27, 2013	4,157,881
3,151,584	EUR	Term Loan, 6.97%, Maturing June 27, 2013	4,168,289
		Wellman, Inc.
5,400,000		Term Loan, 9.36%, Maturing February 10, 2009	5,431,498
			$204,930,101
Clothing / Textiles — 0.4%
		Hanesbrands, Inc.
$4,838,723		Term Loan, 7.57%, Maturing September 5, 2013	$4,888,625
2,025,000		Term Loan, 9.11%, Maturing March 5, 2014	2,085,908
		St. John Knits International, Inc.
2,104,895		Term Loan, 8.38%, Maturing March 23, 2012	2,115,419
		The William Carter Co.
2,239,257		Term Loan, 6.86%, Maturing July 14, 2012	2,245,204
			$11,335,156
Conglomerates — 2.9%
		Amsted Industries, Inc.
$5,425,638		Term Loan, 7.36%, Maturing October 15, 2010	$5,468,028
		Blount, Inc.
1,796,360		Term Loan, 7.09%, Maturing August 9, 2010	1,801,413
		Dundee Holdco 4 Limited
728,900	EUR	Term Loan, 9.48%, Maturing August 17, 2015	974,876
		Dundee Holding, Inc.
1,841,300		Term Loan, 8.07%, Maturing February 17, 2014	1,845,903
		Education Management, LLC
5,922,744		Term Loan, 7.38%, Maturing June 1, 2013	5,979,750
		Euramax Europe B.V.
1,401,756	EUR	Term Loan, 6.66%, Maturing June 29, 2012	1,843,933
		Euramax International, Inc.
2,138,811		Term Loan, 8.13%, Maturing June 28, 2012	2,151,643
		Goodman Global Holdings, Inc.
3,238,071		Term Loan, 7.13%, Maturing December 23, 2011	3,251,564

		ISS Holdings A/S
2,504,202	EUR	Term Loan, 6.32%, Maturing December 31, 2013	$3,360,760
1,704,757	GBP	Term Loan, 7.94%, Maturing December 31, 2013	3,382,659
		Jarden Corp.
8,602,530		Term Loan, 7.11%, Maturing January 24, 2012	8,652,261
1,310,850		Term Loan, 7.11%, Maturing January 24, 2012	1,317,951
		Johnson Diversey, Inc.
1,060,665		Term Loan, 7.86%, Maturing December 16, 2010	1,071,604
5,133,675		Term Loan, 7.86%, Maturing December 16, 2011	5,193,837
		Platinum 100, Ltd.
1,000,000	GBP	Term Loan, 7.81%, Maturing January 15, 2013	1,972,896
1,000,000	GBP	Term Loan, 8.31%, Maturing January 15, 2014	1,979,920
		Polymer Group, Inc.
2,000,000		Revolving Loan, 9.50%, Maturing November 22, 2010 (2)	1,960,000
8,563,500		Term Loan, 7.61%, Maturing November 22, 2012	8,638,431
		Rexnord Corp.
4,013,934		Term Loan, 7.88%, Maturing July 19, 2013	4,054,074
		RGIS Holdings, LLC
3,712,778		Term Loan, 7.86%, Maturing February 15, 2013	3,717,419
		Samsonite Corp.
4,000,000		Term Loan, 7.62%, Maturing December 21, 2013	4,050,624
		Walter Industries, Inc.
895,276		Term Loan, 7.10%, Maturing October 3, 2012	900,983
			$73,570,529
Containers and Glass Products — 3.6%
		Bluegrass Container Co.
$1,168,673		Term Loan, 7.60%, Maturing June 30, 2013	$1,185,351
3,905,827		Term Loan, 7.60%, Maturing June 30, 2013	3,961,567
		Consolidated Container Holding, LLC
3,802,500		Term Loan, 8.63%, Maturing December 15, 2008	3,821,513
		Crown Americas, Inc.
990,000	EUR	Term Loan, 5.56%, Maturing November 15, 2012	1,307,741
1,361,250		Term Loan, 7.11%, Maturing November 15, 2012	1,365,504
		Graham Packaging Holdings Co.
14,945,000		Term Loan, 7.63%, Maturing October 7, 2011	15,129,137
843,544		Term Loan, 7.69%, Maturing October 7, 2011	853,938
		Graphic Packaging International, Inc.
2,000,000		Revolving Loan, 7.02%, Maturing August 8, 2007 (2)	1,970,000
17,611,670		Term Loan, 7.86%, Maturing August 8, 2010	17,856,578
		IPG (US), Inc.
3,450,575		Term Loan, 8.07%, Maturing July 28, 2011	3,463,515
		JSG Acquisitions
5,500,000	EUR	Term Loan, 6.22%, Maturing December 31, 2014	7,338,023
5,500,000	EUR	Term Loan, 6.67%, Maturing December 31, 2014	7,367,963

		OI European Group B.V.
3,910,000	EUR	Term Loan, 5.14%, Maturing June 14, 2013	$5,146,352
		Owens-Brockway Glass Container
4,887,500		Term Loan, 6.82%, Maturing June 14, 2013	4,909,899
		Pregis Corp.
2,468,750	EUR	Term Loan, 6.22%, Maturing October 12, 2012	3,277,401
		Smurfit-Stone Container Corp.
1,986,462		Term Loan, 4.73%, Maturing November 1, 2011	2,008,019
7,108,233		Term Loan, 7.63%, Maturing November 1, 2011	7,185,371
4,939,921		Term Loan, 7.63%, Maturing November 1, 2011	4,993,529
			$93,141,401
Cosmetics / Toiletries — 0.3%
		American Safety Razor Co.
$1,000,000		Term Loan, 11.63%, Maturing July 31, 2014	$1,022,500
		Prestige Brands, Inc.
6,219,295		Term Loan, 7.64%, Maturing April 7, 2011	6,273,713
			$7,296,213
Drugs — 1.2%
		Chattem, Inc.
$3,150,000		Term Loan, 7.11%, Maturing January 2, 2013	$3,172,642
		Graceway Pharmaceuticals, LLC
6,075,000		Term Loan, 7.84%, Maturing December 29, 2011	6,130,058
		Pharmaceutical Holdings Corp.
2,375,000		Term Loan, 8.57%, Maturing January 30, 2012	2,380,938
		Stiefel Laboratories, Inc.
1,917,737		Term Loan, 7.57%, Maturing December 28, 2013	1,940,510
2,507,263		Term Loan, 7.61%, Maturing December 28, 2013	2,537,037
1,500,000		Term Loan, 10.36%, Maturing June 28, 2014	1,526,250
		Warner Chilcott Corp.
9,666,262		Term Loan, 7.36%, Maturing January 18, 2012	9,741,350
2,653,870		Term Loan, 7.36%, Maturing January 18, 2012	2,674,485
			$30,103,270
Ecological Services and Equipment — 1.6%
		Allied Waste Industries, Inc.
$3,402,869		Term Loan, 5.33%, Maturing January 15, 2012	$3,431,225
3,339,543		Term Loan, 7.15%, Maturing January 15, 2012	3,365,565
		Duratek, Inc.
1,827,846		Term Loan, 7.63%, Maturing June 7, 2013	1,847,839
		EnergySolutions, LLC
192,610		Term Loan, 7.57%, Maturing June 7, 2013	194,717
4,036,493		Term Loan, 7.63%, Maturing June 7, 2013	4,080,645
		Environmental Systems, Inc.
2,657,554		Term Loan, 8.84%, Maturing December 12, 2008	2,657,554
500,000		Term Loan, 15.35%, Maturing December 12, 2010	262,500

		IESI Corp.
$1,000,000		Term Loan, 7.11%, Maturing January 20, 2012	$1,003,750
		Kemble Waters Structure Ltd.
4,500,000	GBP	Term Loan, 9.19%, Maturing October 13, 2013	8,818,875
		Sensus Metering Systems, Inc.
456,771		Term Loan, 7.35%, Maturing December 17, 2010	459,341
3,438,775		Term Loan, 7.36%, Maturing December 17, 2010	3,458,118
		Sulo GmbH
3,750,000	EUR	Term Loan, 6.12%, Maturing January 19, 2014	4,989,961
3,750,000	EUR	Term Loan, 6.62%, Maturing January 19, 2015	5,013,248
		Waste Services, Inc.
1,500,000		Term Loan, 8.07%, Maturing March 31, 2011	1,518,750
			$41,102,088
Electronics / Electrical — 3.3%
		Advanced Micro Devices, Inc.
$7,091,952		Term Loan, 7.57%, Maturing December 31, 2013	$7,166,899
		AMI Semiconductor, Inc.
1,137,248		Term Loan, 6.82%, Maturing April 1, 2012	1,137,248
		Aspect Software, Inc.
6,134,625		Term Loan, 8.38%, Maturing July 11, 2011	6,213,866
		Communications & Power, Inc.
1,250,000		Term Loan, 7.57%, Maturing July 23, 2010	1,255,469
		EnerSys Capital, Inc.
3,607,500		Term Loan, 7.11%, Maturing March 17, 2011	3,630,047
		FCI International S.A.S.
662,180		Term Loan, 7.87%, Maturing November 1, 2013	670,457
687,820		Term Loan, 7.87%, Maturing November 1, 2013	692,119
687,820		Term Loan, 8.62%, Maturing November 1, 2013	695,558
662,180		Term Loan, 8.62%, Maturing November 1, 2013	670,457
		Freescale Semiconductor, Inc.
12,550,000		Term Loan, 7.12%, Maturing December 1, 2013	12,665,698
		Ganymed 347 VV GmbH
329,460	EUR	Term Loan, 5.75%, Maturing April 30, 2013	439,124
670,540	EUR	Term Loan, 6.46%, Maturing April 30, 2013	893,734
329,460	EUR	Term Loan, 6.25%, Maturing April 30, 2014	441,117
670,540	EUR	Term Loan, 6.96%, Maturing April 30, 2014	897,831
		Infor Enterprise Solutions
8,095,425		Term Loan, 9.12%, Maturing July 28, 2012	8,178,403
4,223,700		Term Loan, 9.12%, Maturing July 28, 2012	4,258,546
		Invensys International Holding
1,083,333		Term Loan, 7.36%, Maturing December 15, 2010	1,092,135
1,166,667		Term Loan, 7.36%, Maturing January 15, 2011	1,176,146
		Network Solutions, LLC
3,078,900		Term Loan, 10.36%, Maturing January 9, 2012	3,117,386
		Open Solutions, Inc.
5,575,000		Term Loan, 7.49%, Maturing January 23, 2014	5,634,234

	Rayovac Corp.
$10,734,734	Term Loan, 8.60%, Maturing February 7, 2012	$10,858,377
	Sensata Technologies Finance Co.
2,437,750	Term Loan, 7.11%, Maturing April 27, 2013	2,444,607
	Telcordia Technologies, Inc.
7,005,225	Term Loan, 8.11%, Maturing September 15, 2012	6,942,836
	Vertafore, Inc.
3,501,320	Term Loan, 7.82%, Maturing January 31, 2012	3,524,299
455,926	Term Loan, 7.83%, Maturing January 31, 2012	458,918
		$85,155,511
Equipment Leasing — 0.5%
	Maxim Crane Works, L.P.
$3,466,340	Term Loan, 7.32%, Maturing January 28, 2010	$3,472,840
	Rental Service Corp.
3,275,000	Term Loan, 8.86%, Maturing November 30, 2013	3,340,500
	United Rentals, Inc.
1,726,985	Term Loan, 5.32%, Maturing February 14, 2011	1,748,752
4,217,136	Term Loan, 7.32%, Maturing February 14, 2011	4,270,289
		$12,832,381
Farming / Agriculture — 0.2%
	Central Garden & Pet Co.
$3,736,725	Term Loan, 6.82%, Maturing February 28, 2014	$3,743,731
	United Agri Products, Inc.
1,987,500	Term Loan, 7.36%, Maturing June 8, 2012	1,997,438
		$5,741,169
Financial Intermediaries — 1.4%
	AIMCO Properties, L.P.
$9,000,000	Term Loan, 6.91%, Maturing March 23, 2011	$9,064,692
	Coinstar, Inc.
1,727,440	Term Loan, 7.36%, Maturing July 7, 2011	1,738,237
	E.A. Viner International Co.
497,500	Term Loan, 8.12%, Maturing July 31, 2013	504,963
	Grosvenor Capital Management
1,550,000	Term Loan, 7.63%, Maturing December 5, 2013	1,558,719
	iPayment, Inc.
2,952,688	Term Loan, 7.35%, Maturing May 10, 2013	2,971,142
	LPL Holdings, Inc.
11,934,813	Term Loan, 7.86%, Maturing June 30, 2013	12,117,570
	Oxford Acquisition III, Ltd.
3,675,000	Term loan, 7.74%, Maturing September 20, 2013	3,710,026
	The Macerich Partnership, L.P.
4,310,000	Term Loan, 6.88%, Maturing April 25, 2010	4,328,856
		$35,994,205

Food Products — 2.6%
		American Seafoods Group, LLC
$1,959,425		Term Loan, 7.11%, Maturing September 30, 2012	$1,976,570
		BF Bolthouse HoldCo, LLC
2,029,500		Term Loan, 7.63%, Maturing December 16, 2012	2,042,820
		BL Marketing, Ltd.
1,500,000	GBP	Term Loan, 7.75%, Maturing December 20, 2013	2,983,108
1,500,000	GBP	Term Loan, 8.25%, Maturing December 20, 2014	2,996,001
		Black Lion Beverages III B.V.
1,000,000	EUR	Term Loan, 6.06%, Maturing December 31, 2013	1,341,204
1,000,000	EUR	Term Loan, 6.83%, Maturing December 31, 2014	1,346,555
		Charden International B.V.
750,000	EUR	Term Loan, 6.07%, Maturing March 14, 2014	994,428
750,000	EUR	Term Loan, 6.57%, Maturing March 14, 2015	998,886
		Chiquita Brands, LLC
3,124,302		Term Loan, 8.38%, Maturing June 28, 2012	3,178,977
		Del Monte Corp.
2,100,124		Term Loan, 6.84%, Maturing February 8, 2012	2,107,623
		Dole Food Company, Inc.
525,581		Term Loan, 5.23%, Maturing April 12, 2013	526,600
3,912,297		Term Loan, 7.46%, Maturing April 12, 2013	3,919,879
1,173,689		Term Loan, 7.55%, Maturing April 12, 2013	1,175,964
		Foodvest Limited
361,667	EUR	Term Loan, 6.23%, Maturing March 16, 2014	484,546
250,000	GBP	Term Loan, 7.83%, Maturing March 16, 2014	496,138
331,746	EUR	Term Loan, 6.73%, Maturing March 16, 2015	446,406
229,317	GBP	Term Loan, 8.33%, Maturing March 16, 2015	456,988
		Michael Foods, Inc.
3,472,526		Term Loan, 7.36%, Maturing November 21, 2010	3,490,611
		Nash-Finch Co.
3,177,823		Term Loan, 7.88%, Maturing November 12, 2010	3,181,795
		Nutro Products, Inc.
1,432,555		Term Loan, 7.36%, Maturing April 26, 2013	1,440,166
		Picard Surgeles S.A.
2,000,000	EUR	Term Loan, 6.08%, Maturing June 4, 2014	2,669,444
		Pinnacle Foods Holdings Corp.
2,142,857		Revolving Loan, 0.00%, Maturing November 25, 2009 (2)	2,089,286
7,671,228		Term Loan, 7.36%, Maturing November 25, 2010	7,707,667
		QCE Finance, LLC
4,286,000		Term Loan, 7.63%, Maturing May 5, 2013	4,310,705
		Reddy Ice Group, Inc.
6,975,000		Term Loan, 7.11%, Maturing August 9, 2012	6,996,797
		Ruby Acquisitions, Ltd.
1,000,000	GBP	Term Loan, 8.23%, Maturing January 5, 2015	1,970,162
		United Biscuit Holdco, Ltd.
536,692	EUR	Term Loan, 6.39%, Maturing December 14, 2014	720,729
1,713,045	GBP	Term Loan, 8.23%, Maturing December 14, 2014	3,410,734
			$65,460,789

Food Service — 2.0%
		AFC Enterprises, Inc.
$1,204,687		Term Loan, 7.38%, Maturing May 23, 2009	$1,213,722
		Aramark Corp.
1,100,000	GBP	Term Loan, 7.63%, Maturing January 27, 2014	2,177,282
		Buffets, Inc.
539,583		Term Loan, 5.27%, Maturing May 1, 2013	542,787
4,085,417		Term Loan, 8.36%, Maturing November 1, 2013	4,109,676
		Burger King Corp.
3,257,438		Term Loan, 6.88%, Maturing June 30, 2012	3,272,820
		Carrols Corp.
1,060,218		Term Loan, 7.82%, Maturing December 31, 2010	1,066,514
		CBRL Group, Inc.
5,575,732		Term Loan, 6.86%, Maturing April 27, 2013	5,598,732
		CKE Restaurants, Inc.
1,168,735		Term Loan, 7.38%, Maturing May 1, 2010	1,173,117
		Denny’s, Inc.
253,333		Term Loan, 7.52%, Maturing March 31, 2012	256,500
1,531,014		Term Loan, 7.62%, Maturing March 31, 2012	1,550,152
		Domino’s, Inc.
12,221,349		Term Loan, 6.88%, Maturing June 25, 2010	12,277,359
		Maine Beverage Co., LLC
2,357,143		Term Loan, 7.11%, Maturing June 30, 2010	2,351,250
		NPC International, Inc.
2,083,333		Term Loan, 7.12%, Maturing May 3, 2013	2,091,146
		RMK Acquisition Corp. (Aramark)
822,906		Term Loan, 5.32%, Maturing January 26, 2014	832,318
11,827,094		Term Loan, 7.47%, Maturing January 26, 2014	11,962,372
		Sagittarius Restaurants, LLC
1,265,438		Term Loan, 7.62%, Maturing March 29, 2013	1,274,928
			$51,750,675
Food / Drug Retailers — 1.3%
		General Nutrition Centers, Inc.
$2,000,000		Revolving Loan, 0.00%, Maturing December 5, 2009 (2)	$1,945,000
1,576,256		Term Loan, 8.07%, Maturing December 5, 2009	1,584,630
		Roundy’s Supermarkets, Inc.
11,236,500		Term Loan, 8.09%, Maturing November 3, 2011	11,343,247
		SUPERVALU, Inc.
4,639,938		Term Loan, 7.10%, Maturing June 1, 2012	4,670,598
		The Jean Coutu Group (PJC), Inc.
12,038,626		Term Loan, 7.88%, Maturing July 30, 2011	12,070,456
		The Pantry, Inc.
2,574,000		Term Loan, 7.07%, Maturing January 2, 2012	2,585,261
			$34,199,192

Forest Products — 2.1%
	Appleton Papers, Inc.
$5,756,493	Term Loan, 7.62%, Maturing June 11, 2010	$5,792,472
	Boise Cascade Holdings, LLC
8,029,937	Term Loan, 7.11%, Maturing October 29, 2011	8,097,694
	Buckeye Technologies, Inc.
1,546,635	Term Loan, 7.38%, Maturing April 15, 2010	1,548,247
	Georgia-Pacific Corp.
12,000,000	Term Loan, 7.11%, Maturing December 20, 2012	12,104,580
20,473,150	Term Loan, 7.35%, Maturing December 20, 2012	20,685,355
	NewPage Corp.
2,113,819	Term Loan, 7.62%, Maturing May 2, 2011	2,145,527
	Xerium Technologies, Inc.
2,986,628	Term Loan, 7.86%, Maturing May 18, 2012	2,990,361
		$53,364,236
Healthcare — 6.7%
	Accellent, Inc.
$2,712,750	Term Loan, 7.36%, Maturing November 22, 2012	$2,712,186
	Alliance Imaging, Inc.
5,414,704	Term Loan, 7.88%, Maturing December 29, 2011	5,449,899
	American Medical Systems
4,866,221	Term Loan, 7.68%, Maturing July 20, 2012	4,872,304
	AMN Healthcare, Inc.
1,297,486	Term Loan, 7.11%, Maturing November 2, 2011	1,301,540
	AMR HoldCo, Inc.
1,813,621	Term Loan, 7.38%, Maturing February 10, 2012	1,822,689
	Community Health Systems, Inc.
20,240,040	Term Loan, 7.10%, Maturing August 19, 2011	20,372,875
9,975,000	Term Loan, 7.11%, Maturing February 29, 2012	10,040,466
	Concentra Operating Corp.
7,262,433	Term Loan, 7.38%, Maturing September 30, 2011	7,296,479
	CONMED Corp.
2,612,831	Term Loan, 7.38%, Maturing April 13, 2013	2,614,464
	CRC Health Corp.
1,396,500	Term Loan, 7.86%, Maturing February 6, 2013	1,412,648
1,538,394	Term Loan, 7.86%, Maturing February 6, 2013	1,556,183
	Emdeon Business Services, LLC
4,743,377	Term Loan, 7.87%, Maturing November 16, 2013	4,768,081
	Encore Medical Finance, LLC
2,892,750	Term Loan, 7.88%, Maturing November 3, 2013	2,905,406
	FHC Health Systems, Inc.
544,063	Term Loan, 12.12%, Maturing December 18, 2009	563,105
380,844	Term Loan, 14.12%, Maturing December 18, 2009	392,269

		Gambro Holding AB
$1,500,000		Term Loan, 7.82%, Maturing June 5, 2014	$1,516,875
1,500,000		Term Loan, 8.32%, Maturing June 5, 2015	1,523,438
		HCA, Inc.
19,800,000		Term Loan, 7.61%, Maturing November 18, 2013	20,059,043
		HealthSouth Corp.
6,766,000		Term Loan, 8.61%, Maturing March 10, 2013	6,837,503
		Iasis Healthcare, LLC
487,500		Term Loan, 7.57%, Maturing June 16, 2011	492,984
		Invacare Corp.
3,600,000		Term Loan, 7.60%, Maturing February 12, 2013	3,640,500
		Kinetic Concepts, Inc.
2,769,855		Term Loan, 7.12%, Maturing October 3, 2009	2,787,166
		Leiner Health Products, Inc.
3,168,750		Term Loan, 8.88%, Maturing May 27, 2011	3,201,924
		LifeCare Holdings, Inc.
3,258,750		Term Loan, 7.57%, Maturing August 11, 2012	3,158,951
		LifePoint Hospitals, Inc.
11,706,298		Term Loan, 6.99%, Maturing April 15, 2012	11,717,641
		Magellan Health Services, Inc.
1,749,249		Term Loan, 5.20%, Maturing August 15, 2008	1,753,622
1,311,937		Term Loan, 7.11%, Maturing August 15, 2008	1,315,217
		Matria Healthcare, Inc.
1,402,055		Term Loan, 7.36%, Maturing January 19, 2012	1,412,570
		Moon Acquisition Co. AB
687,209	EUR	Term Loan, 6.22%, Maturing November 4, 2013	914,351
750,000	EUR	Term Loan, 6.72%, Maturing November 4, 2014	1,001,262
		MultiPlan Merger Corp.
1,419,353		Term Loan, 7.82%, Maturing April 12, 2013	1,433,104
		MultiPlan, Inc.
1,805,000		Term Loan, 7.82%, Maturing April 12, 2013	1,822,487
		National Mentor Holdings, Inc.
190,400		Term Loan, 5.32%, Maturing June 29, 2013	191,471
3,193,552		Term Loan, 7.87%, Maturing June 29, 2013	3,211,516
		Nyco Holdings
3,887,500	EUR	Term Loan, 6.20%, Maturing December 29, 2014	5,143,656
3,887,500	EUR	Term Loan, 6.70%, Maturing December 29, 2015	5,166,995
		P&F Capital S.A.R.L.
313,835	EUR	Term Loan, 6.30%, Maturing February 21, 2014	420,536
97,573	EUR	Term Loan, 6.30%, Maturing February 21, 2014	130,747
187,852	EUR	Term Loan, 6.30%, Maturing February 21, 2014	251,720
150,740	EUR	Term Loan, 6.30%, Maturing February 21, 2014	201,991
141,892	EUR	Term Loan, 6.80%, Maturing February 21, 2015	190,844
52,703	EUR	Term Loan, 6.80%, Maturing February 21, 2015	70,885
109,459	EUR	Term Loan, 6.80%, Maturing February 21, 2015	147,223
445,946	EUR	Term Loan, 6.80%, Maturing February 21, 2015	599,796

		RadNet Management, Inc.
$1,650,000		Term Loan, 8.85%, Maturing November 15, 2012	$1,658,250
		Renal Advantage, Inc.
1,111,285		Term Loan, 7.86%, Maturing October 5, 2012	1,123,787
		Select Medical Holding Corp.
6,187,600		Term Loan, 7.11%, Maturing February 24, 2012	6,183,906
		Sunrise Medical Holdings, Inc.
2,692,477		Term Loan, 8.88%, Maturing May 13, 2010	2,685,746
		Vanguard Health Holding Co., LLC
6,942,119		Term Loan, 7.61%, Maturing September 23, 2011	7,017,323
		Ventiv Health, Inc.
1,692,857		Term Loan, 6.86%, Maturing October 5, 2011	1,694,973
		VWR International, Inc.
4,081,749		Term Loan, 7.61%, Maturing April 7, 2011	4,114,914
			$172,875,511
Home Furnishings — 1.3%
		Interline Brands, Inc.
$2,811,957		Term Loan, 7.07%, Maturing June 23, 2013	$2,817,229
1,945,652		Term Loan, 7.07%, Maturing June 23, 2013	1,949,300
		Knoll, Inc.
5,207,355		Term Loan, 7.11%, Maturing October 3, 2012	5,247,712
		National Bedding Co., LLC
1,886,275		Term Loan, 7.34%, Maturing August 31, 2011	1,894,999
		Oreck Corp.
1,269,644		Term Loan, 8.12%, Maturing February 2, 2012	1,269,644
		Sanitec, Ltd. Oy
3,000,000	EUR	Term Loan, 6.56%, Maturing April 7, 2013	3,983,140
3,000,000	EUR	Term Loan, 7.06%, Maturing April 7, 2014	3,998,686
		Sealy Mattress Co.
3,799,107		Term Loan, 6.85%, Maturing August 25, 2012	3,812,404
		Simmons Co.
9,060,869		Term Loan, 7.41%, Maturing December 19, 2011	9,134,488
			$34,107,602
Industrial Equipment — 2.4%
		Aearo Technologies, Inc.
$2,630,125		Term Loan, 7.86%, Maturing March 22, 2013	$2,655,329
		Alliance Laundry Holdings, LLC
1,601,362		Term Loan, 7.60%, Maturing January 27, 2012	1,616,374
		Colfax Corp.
5,034,391		Term Loan, 7.63%, Maturing May 30, 2009	5,080,017
		Douglas Dynamics Holdings, Inc.
1,718,851		Term Loan, 7.11%, Maturing December 16, 2010	1,714,554
		Flowserve Corp.
6,889,363		Term Loan, 6.88%, Maturing August 10, 2012	6,905,298

		Foamex L.P.
$3,250,000		Term Loan, 7.57%, Maturing February 12, 2013	$3,285,549
		Generac Acquisition Corp.
3,786,750		Term Loan, 7.86%, Maturing November 7, 2013	3,803,317
2,000,000		Term Loan, 11.36%, Maturing April 7, 2014	2,000,000
		Gleason Corp.
1,830,303		Term Loan, 7.88%, Maturing June 30, 2013	1,845,174
1,900,000		Term Loan, 10.88%, Maturing December 31, 2013	1,924,938
		GSCP Athena (Finnish) Holdings
2,576,087	EUR	Term Loan, 6.16%, Maturing August 31, 2013	3,419,641
2,923,913	EUR	Term Loan, 6.66%, Maturing August 31, 2014	3,900,677
		John Maneely Co.
6,151,751		Term Loan, 8.62%, Maturing December 8, 2013	6,232,493
		MTD Products, Inc.
2,934,750		Term Loan, 6.88%, Maturing June 1, 2010	2,927,413
		PP Acquisition Corp.
6,634,677		Term Loan, 8.32%, Maturing November 12, 2011	6,667,851
		Terex Corp.
2,139,250		Term Loan, 7.11%, Maturing July 13, 2013	2,147,272
		TFS Acquisition Corp.
1,970,063		Term Loan, 8.92%, Maturing August 11, 2013	1,984,838
		TNT Logistics Holdings
266,471	EUR	Term Loan, 6.11%, Maturing January 4, 2014	355,924
452,498	EUR	Term Loan, 6.11%, Maturing January 4, 2014	604,399
556,123	EUR	Term Loan, 6.11%, Maturing January 4, 2014	742,810
435,446	EUR	Term Loan, 6.23%, Maturing January 4, 2014	581,623
			$60,395,491
Insurance — 0.9%
		ARG Holding, Inc.
$3,638,250		Term Loan, 8.44%, Maturing November 30, 2011	$3,657,580
		CCC Information Services Group
2,377,778		Term Loan, 7.87%, Maturing February 10, 2013	2,389,667
		Conseco, Inc.
8,104,688		Term Loan, 7.32%, Maturing October 10, 2013	8,157,879
		Hilb, Rogal & Hobbs Co.
2,903,063		Term Loan, 6.86%, Maturing April 26, 2013	2,909,716
		U.S.I. Holdings Corp.
6,992,865		Term Loan, 7.61%, Maturing March 24, 2011	7,001,606
			$24,116,448
Leisure Goods / Activities / Movies — 5.8%
		24 Hour Fitness Worldwide, Inc.
$5,835,900		Term Loan, 7.86%, Maturing June 8, 2012	$5,888,178
		Alliance Atlantis Communications, Inc.
2,229,293		Term Loan, 6.86%, Maturing December 31, 2011	2,230,686

	AMC Entertainment, Inc.
$6,088,500	Term Loan, 7.32%, Maturing January 26, 2013	$6,148,119
	AMF Bowling Worldwide, Inc.
1,847,926	Term Loan, 8.32%, Maturing August 27, 2009	1,860,631
	Bombardier Recreational Product
5,650,633	Term Loan, 7.86%, Maturing June 28, 2013	5,700,076
	Carmike Cinemas, Inc.
2,999,522	Term Loan, 8.60%, Maturing May 19, 2012	3,040,228
2,218,454	Term Loan, 8.61%, Maturing May 19, 2012	2,248,561
	Cedar Fair, L.P.
11,004,750	Term Loan, 7.32%, Maturing August 30, 2012	11,132,680
	Cinemark, Inc.
10,623,375	Term Loan, 7.39%, Maturing October 5, 2013	10,729,609
	Deluxe Entertainment Services
2,588,750	Term Loan, 8.36%, Maturing January 28, 2011	2,698,772
	Easton-Bell Sports, Inc.
1,500,000	Term Loan, 7.07%, Maturing March 16, 2012	1,507,812
	Fender Musical Instruments Co.
293,581	Term Loan, 8.11%, Maturing March 30, 2012	297,985
	Metro-Goldwyn-Mayer Holdings, Inc.
20,269,313	Term Loan, 8.61%, Maturing April 8, 2012	20,472,006
	National Cinemedia, LLC
2,700,000	Term Loan, 7.07%, Maturing February 13, 2015	2,700,000
	Regal Cinemas Corp.
12,720,625	Term Loan, 7.11%, Maturing November 10, 2010	12,798,424
	Revolution Studios
6,450,000	Term Loan, 9.07%, Maturing December 21, 2014	6,498,375
2,825,000	Term Loan, 12.32%, Maturing June 21, 2015	2,817,938
	Six Flags Theme Parks, Inc.
8,575,000	Revolving Loan, 6.44%, Maturing June 30, 2008 (2)	8,537,484
6,782,771	Term Loan, 8.61%, Maturing June 30, 2009	6,871,266
	Southwest Sports Group, LLC
3,725,000	Term Loan, 7.88%, Maturing December 22, 2010	3,726,166
	The Yankee Candle Company, Inc.
2,525,000	Term Loan, 7.32%, Maturing February 6, 2014	2,553,406
	Universal City Development Partners, Ltd.
6,256,073	Term Loan, 7.36%, Maturing June 9, 2011	6,318,633
	WMG Acquisition Corp.
2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	2,787,300
20,318,112	Term Loan, 7.36%, Maturing February 28, 2011	20,445,100
		$150,009,435
Lodging and Casinos — 4.7%
	Ameristar Casinos, Inc.
$3,588,750	Term Loan, 6.82%, Maturing November 10, 2012	$3,599,068
	Bally Technologies, Inc.
8,534,150	Term Loan, 8.61%, Maturing September 5, 2009	8,592,823

		Boyd Gaming Corp.
$8,838,074		Term Loan, 6.86%, Maturing June 30, 2011	$8,890,996
		CCM Merger, Inc.
2,866,316		Term Loan, 7.36%, Maturing April 25, 2012	2,893,635
		Choctaw Resort Development Enterprise
1,363,617		Term Loan, 7.12%, Maturing November 4, 2011	1,368,731
		Dionysos Leisure Entertainment
1,500,000	EUR	Term Loan, 6.02%, Maturing June 30, 2014 (2)	2,001,859
1,500,000	EUR	Term Loan, 5.25%, Maturing June 30, 2015 (2)	2,011,767
		Fairmont Hotels and Resorts, Inc.
1,613,203		Term Loan, 8.57%, Maturing May 12, 2011	1,627,318
		Full Moon Holdco 3 Ltd.
500,000	GBP	Term Loan, 7.83%, Maturing November 20, 2014	977,862
500,000	GBP	Term Loan, 8.33%, Maturing November 20, 2015	982,762
		Gala Electric Casinos, Ltd.
4,750,000	GBP	Term Loan, 7.88%, Maturing December 12, 2013	9,411,396
4,750,000	GBP	Term Loan, 8.38%, Maturing December 12, 2014	9,449,366
		Green Valley Ranch Gaming, LLC
1,662,273		Term Loan, 7.36%, Maturing February 16, 2014	1,683,397
		Herbst Gaming, Inc.
2,941,667		Term Loan, 0.00%, Maturing December 2, 2011 (2)	2,964,341
5,283,333		Term Loan, 7.24%, Maturing December 2, 2011	5,330,661
		Isle of Capri Casinos, Inc.
7,577,545		Term Loan, 7.12%, Maturing February 4, 2012	7,644,795
		Penn National Gaming, Inc.
23,239,166		Term Loan, 7.11%, Maturing October 3, 2012	23,442,509
		Pinnacle Entertainment, Inc.
2,350,000		Term Loan, 0.00%, Maturing December 14, 2011 (2)	2,349,511
2,025,000		Term Loan, 7.32%, Maturing December 14, 2011	2,047,781
		Trump Entertainment Resorts Holdings, L.P.
2,530,469		Term Loan, 0.00%, Maturing May 20, 2012 (2)	2,555,773
2,524,063		Term Loan, 7.87%, Maturing May 20, 2012	2,549,303
		Venetian Casino Resort, LLC
8,053,847		Term Loan, 7.12%, Maturing June 15, 2011	8,125,478
2,691,514		Term Loan, 7.12%, Maturing June 15, 2011	2,715,453
		VML US Finance, LLC
1,400,000		Term Loan, 0.00%, Maturing May 25, 2012 (2)	1,407,875
2,800,000		Term Loan, 8.12%, Maturing May 25, 2013	2,834,476
		Wimar Opco, LLC
4,050,000		Term Loan, 7.86%, Maturing January 3, 2012	4,100,904
			$121,559,840
Nonferrous Metals / Minerals — 1.3%
		Almatis Holdings 5 BV
$1,050,000		Term Loan, 7.86%, Maturing December 21, 2013	$1,062,223
1,050,000		Term Loan, 8.36%, Maturing December 21, 2014	1,066,981

	Alpha Natural Resources, LLC
$2,895,750	Term Loan, 7.11%, Maturing October 26, 2012	$2,910,229
	Carmeuse Lime, Inc.
2,030,715	Term Loan, 7.13%, Maturing May 2, 2011	2,038,330
	CII Carbon, LLC
1,797,625	Term Loan, 7.38%, Maturing August 23, 2012	1,811,107
	Magnum Coal Co.
602,273	Term Loan, 8.57%, Maturing March 15, 2013	603,778
5,977,557	Term Loan, 8.62%, Maturing March 15, 2013	5,992,501
	Murray Energy Corp.
1,548,400	Term Loan, 8.36%, Maturing January 28, 2010	1,567,755
	Novelis, Inc.
2,822,783	Term Loan, 7.61%, Maturing January 6, 2012	2,831,856
4,902,586	Term Loan, 7.61%, Maturing January 6, 2012	4,918,343
	Stillwater Mining Co.
1,320,000	Revolving Loan, 5.32%, Maturing June 30, 2007 (2)	1,323,300
4,371,531	Term Loan, 7.63%, Maturing June 30, 2007	4,390,656
	Thompson Creek Metals Company
3,297,438	Term Loan, 10.11%, Maturing October 26, 2012	3,363,387
		$33,880,446
Oil and Gas — 2.2%
	Concho Resources, Inc.
$6,542,125	Term Loan, 9.36%, Maturing July 6, 2011 (3)	$6,498,293
	El Paso Corp.
4,150,000	Term Loan, 5.23%, Maturing July 31, 2011	4,184,042
	Energy Transfer Equity, L.P.
5,825,000	Term Loan, 7.10%, Maturing February 8, 2012	5,885,848
	EPCO Holdings, Inc.
2,333,334	Revolving Loan, 7.07%, Maturing August 18, 2008 (2)	2,308,057
3,937,880	Term Loan, 7.12%, Maturing August 18, 2008	3,954,494
857,339	Term Loan, 7.36%, Maturing August 18, 2010	868,745
	Goldking Energy Corp.
3,300,000	Term Loan, 10.36%, Maturing December 20, 2011 (3)	3,319,800
	Key Energy Services, Inc.
4,123,350	Term Loan, 7.84%, Maturing June 30, 2012	4,156,852
	Niska Gas Storage
781,818	Term Loan, 7.10%, Maturing May 13, 2011	784,506
530,479	Term Loan, 7.10%, Maturing May 13, 2011	532,302
791,729	Term Loan, 7.14%, Maturing May 13, 2011	793,957
4,269,216	Term Loan, 7.15%, Maturing May 12, 2013	4,281,225
	Petroleum Geo-Services ASA
931,547	Term Loan, 7.61%, Maturing December 16, 2012	939,232
	Primary Natural Resources, Inc.
1,985,000	Term Loan, 9.36%, Maturing July 28, 2010 (3)	1,971,701

		Targa Resources, Inc.
$7,551,667		Term Loan, 7.36%, Maturing October 31, 2012	$7,621,286
1,225,740		Term Loan, 7.62%, Maturing October 31, 2012	1,237,040
		Volnay Acquisition Co. I
5,100,000		Term Loan, 7.32%, Maturing January 12, 2014	5,152,596
		W&T Offshore, Inc.
1,800,000		Term Loan, 7.62%, Maturing May 26, 2010	1,815,376
			$56,305,352
Publishing — 5.9%
		American Media Operations, Inc.
$12,000,000		Term Loan, 8.62%, Maturing January 31, 2013	$12,095,004
		Black Press US Partnership
667,203		Term Loan, 7.36%, Maturing August 2, 2013	673,875
1,098,922		Term Loan, 7.36%, Maturing August 2, 2013	1,109,911
		CBD Media, LLC
2,431,863		Term Loan, 7.82%, Maturing December 31, 2009	2,450,102
		Dex Media East, LLC
4,711,569		Term Loan, 6.86%, Maturing May 8, 2009	4,721,473
		Dex Media West, LLC
8,088,678		Term Loan, 6.86%, Maturing March 9, 2010	8,105,219
		Idearc, Inc.
21,875,000		Term Loan, 7.32%, Maturing November 17, 2014	22,084,191
		Josten’s Corp.
8,812,126		Term Loan, 7.37%, Maturing October 4, 2011	8,865,369
		Medianews Group, Inc.
3,009,875		Term Loan, 7.07%, Maturing August 2, 2013	3,023,043
		Merrill Communications, LLC
5,695,537		Term Loan, 7.59%, Maturing February 9, 2009	5,726,686
		Nebraska Book Co., Inc.
4,001,057		Term Loan, 7.88%, Maturing March 4, 2011	4,031,065
		Newspaper Holdings, Inc.
7,650,000		Term Loan, 6.88%, Maturing August 24, 2012	7,626,094
		Penton Media, Inc.
1,800,000		Term Loan, 7.57%, Maturing February 1, 2013	1,819,499
		Philadelphia Newspapers, LLC
2,288,500		Term Loan, 8.12%, Maturing June 29, 2013	2,318,061
		R.H. Donnelley Corp.
234,389		Term Loan, 6.61%, Maturing December 31, 2009	233,992
10,272,254		Term Loan, 6.86%, Maturing June 30, 2010	10,290,806
		Riverdeep Interactive Learning, Ltd.
8,025,000		Term Loan, 8.10%, Maturing December 20, 2013	8,111,100
		Seat Pagine Gialle Spa
6,003,010	EUR	Term Loan, 5.73%, Maturing May 25, 2012	8,007,910
		Source Media, Inc.
2,207,986		Term Loan, 7.61%, Maturing November 8, 2011	2,227,997

		SP Newsprint Co.
$4,511,111		Term Loan, 5.32%, Maturing January 9, 2010	$4,522,389
		Springer Science+Business Media
972,973		Term Loan, 7.74%, Maturing May 5, 2011	980,159
972,973		Term Loan, 8.11%, Maturing May 5, 2012	984,914
1,054,054		Term Loan, 8.11%, Maturing May 5, 2012	1,067,110
		Sun Media Corp.
4,754,601		Term Loan, 7.11%, Maturing February 7, 2009	4,770,947
		World Directories ACQI Corp.
2,000,000	EUR	Term Loan, 6.60%, Maturing November 29, 2012	2,669,558
		Xsys US, Inc.
3,795,776		Term Loan, 7.87%, Maturing September 27, 2013	3,842,274
3,877,093		Term Loan, 8.37%, Maturing September 27, 2014	3,924,587
		Xsys, Inc.
1,546,742	EUR	Term Loan, 6.56%, Maturing September 27, 2014	2,078,924
1,290,100		Term Loan, 10.11%, Maturing September 27, 2015	1,311,064
		YBR Acquisition BV
750,000	EUR	Term Loan, 6.34%, Maturing June 30, 2013	1,005,491
2,500,000	EUR	Term Loan, 6.34%, Maturing June 30, 2013	3,351,637
750,000	EUR	Term Loan, 6.84%, Maturing June 30, 2014	1,008,578
2,500,000	EUR	Term Loan, 6.84%, Maturing June 30, 2014	3,361,927
		Yell Group, PLC
3,850,000		Term Loan, 7.32%, Maturing February 10, 2013	3,888,100
			$152,289,056
Radio and Television — 5.0%
		ALM Media Holdings, Inc.
$4,139,154		Term Loan, 7.86%, Maturing March 4, 2010	$4,151,443
		Block Communications, Inc.
1,829,015		Term Loan, 7.36%, Maturing December 22, 2011	1,832,444
		Cequel Communications, LLC
16,250,000		Term Loan, 7.61%, Maturing November 5, 2013	16,431,545
		CMP Susquehanna Corp.
4,220,857		Term Loan, 7.38%, Maturing May 5, 2013	4,254,624
		Cumulus Media, Inc.
1,990,000		Term Loan, 7.33%, Maturing June 7, 2013	2,005,635
		DirecTV Holdings, LLC
3,754,744		Term Loan, 6.82%, Maturing April 13, 2013	3,774,479
		Emmis Operating Co.
2,350,000		Term Loan, 7.32%, Maturing November 2, 2013	2,370,889
		Gray Television, Inc.
3,960,000		Term Loan, 6.82%, Maturing November 22, 2015	3,963,536
		Hanley-Wood, LLC
467,656		Term Loan, 7.61%, Maturing August 1, 2012	469,020
3,915,335		Term Loan, 7.61%, Maturing August 1, 2012	3,926,756
		HEI Acquisition, LLC
1,875,000		Term Loan, 8.61%, Maturing December 31, 2011	1,889,063

		Intelsat Bermuda, Ltd.
$3,875,000		Term Loan, 7.86%, Maturing February 1, 2014	$3,901,986
		Intelsat Subsidiary Holding Co.
2,992,500		Term Loan, 7.36%, Maturing July 3, 2013	3,025,792
		LBI Media, Inc.
1,981,818		Term Loan, 6.85%, Maturing March 31, 2012	1,965,716
		NEP II, Inc.
2,175,000		Term Loan, 7.60%, Maturing February 16, 2014	2,200,489
		Nexstar Broadcasting, Inc.
4,584,019		Term Loan, 7.11%, Maturing October 1, 2012	4,584,734
4,343,750		Term Loan, 7.11%, Maturing October 1, 2012	4,344,428
		NextMedia Operating, Inc.
933,929		Term Loan, 7.32%, Maturing November 15, 2012	934,046
415,075		Term Loan, 7.32%, Maturing November 15, 2012	415,127
		P7S1 Holding II S.A.R.L.
8,000,000	EUR	Term Loan, 7.59%, Maturing July 18, 2011	10,592,127
		PanAmSat Corp.
7,506,188		Term Loan, 7.86%, Maturing January 3, 2014	7,591,150
		Patriot Media and Communications CNJ, Inc.
476,190		Term Loan, 7.36%, Maturing February 6, 2013	479,663
		Paxson Communications Corp.
8,300,000		Term Loan, 8.61%, Maturing January 15, 2012	8,502,313
		Raycom TV Broadcasting, LLC
9,104,462		Term Loan, 6.88%, Maturing August 28, 2013	9,115,842
		SFX Entertainment
4,653,000		Term Loan, 8.10%, Maturing June 21, 2013	4,682,081
		Spanish Broadcasting System
6,238,875		Term Loan, 7.12%, Maturing June 10, 2012	6,259,669
		Tyrol Acquisition 2 SAS
2,800,000	EUR	Term Loan, 6.09%, Maturing January 19, 2015	3,752,098
2,800,000	EUR	Term Loan, 6.59%, Maturing January 19, 2016	3,769,079
1,250,000	EUR	Term Loan, 8.34%, Maturing July 19, 2016	1,698,918
		Young Broadcasting, Inc.
3,580,475		Term Loan, 7.88%, Maturing November 3, 2012	3,597,260
			$126,481,952
Rail Industries — 0.3%
		Kansas City Southern Railway Co.
$6,268,500		Term Loan, 7.08%, Maturing March 30, 2008	$6,288,089
			$6,288,089
Retailers (Except Food and Drug) — 2.3%
		Advantage Sales & Marketing, Inc.
$2,704,563		Term Loan, 7.36%, Maturing March 29, 2013	$2,711,346
		American Achievement Corp.
1,323,523		Term Loan, 7.72%, Maturing March 25, 2011	1,333,174

	Amscan Holdings, Inc.
$4,466,250	Term Loan, 8.39%, Maturing December 23, 2012	$4,513,704
	Coinmach Laundry Corp.
11,553,193	Term Loan, 7.88%, Maturing December 19, 2012	11,666,923
	Cumberland Farms, Inc.
4,239,375	Term Loan, 7.37%, Maturing September 29, 2013	4,260,572
	Harbor Freight Tools USA, Inc.
5,908,381	Term Loan, 7.61%, Maturing July 15, 2010	5,969,928
	Home Interiors & Gifts, Inc.
2,730,179	Term Loan, 10.35%, Maturing March 31, 2011	2,081,761
	Mapco Express, Inc.
1,929,954	Term Loan, 8.10%, Maturing April 28, 2011	1,946,841
	Mauser Werke GMBH & Co. KG
3,825,000	Term Loan, 8.10%, Maturing December 3, 2011	3,848,906
	Neiman Marcus Group, Inc.
2,818,987	Term Loan, 7.35%, Maturing April 5, 2013	2,854,664
	Oriental Trading Co., Inc.
1,000,000	Term Loan, 11.36%, Maturing January 31, 2013	1,011,875
5,875,500	Term Loan, 7.61%, Maturing July 31, 2013	5,914,061
	Rent-A-Center, Inc.
3,266,792	Term Loan, 7.12%, Maturing November 15, 2012	3,279,042
	Savers, Inc.
1,048,135	Term Loan, 8.11%, Maturing August 11, 2012	1,059,926
1,246,115	Term Loan, 8.11%, Maturing August 11, 2012	1,260,134
	Shopko Stores, Inc.
5,448,000	Revolving Loan, 6.83%, Maturing December 28, 2010 (2)	5,430,975
	Stewert Enterprises, Inc.
858,589	Term Loan, 7.14%, Maturing November 19, 2011	861,809
		$60,005,641
Steel — 0.2%
	Gibraltar Industries, Inc.
$1,534,663	Term Loan, 7.13%, Maturing December 8, 2010	$1,533,704
	McJunkin Corp.
2,300,000	Term Loan, 7.60%, Maturing January 31, 2014	2,326,595
		$3,860,299
Surface Transport — 0.7%
	Horizon Lines, LLC
$1,251,616	Term Loan, 7.62%, Maturing July 7, 2011	$1,260,612
	Oshkosh Truck Corp.
5,625,000	Term Loan, 7.35%, Maturing December 6, 2013	5,679,743
	Ozburn-Hessey Holding Co., LLC
1,314,618	Term Loan, 8.63%, Maturing August 9, 2012	1,317,905
	Sirva Worldwide, Inc.
5,755,119	Term Loan, 11.61%, Maturing December 1, 2010	5,719,149
	Vanguard Car Rental USA
4,721,656	Term Loan, 8.35%, Maturing June 14, 2013	4,777,725
		$18,755,134

Telecommunications — 3.0%

		Alaska Communications Systems Holdings, Inc.
$6,600,000		Term Loan, 7.11%, Maturing February 1, 2012	$6,658,436
		Asurion Corp.
2,471,857		Term Loan, 8.32%, Maturing July 13, 2012	2,499,665
		BCM Luxembourg, Ltd.
1,500,000	EUR	Term Loan, 5.93%, Maturing September 30, 2014	1,986,555
1,500,000	EUR	Term Loan, 6.31%, Maturing September 30, 2015	2,006,347
		Cellular South, Inc.
1,950,000		Term Loan, 7.11%, Maturing May 4, 2011	1,959,750
		Centennial Cellular Operating Co., LLC
9,175,000		Term Loan, 7.36%, Maturing February 9, 2011	9,270,576
		Cincinnati Bell, Inc.
2,197,188		Term Loan, 6.82%, Maturing August 31, 2012	2,209,547
		Consolidated Communications, Inc.
9,887,497		Term Loan, 7.11%, Maturing July 27, 2015	9,943,114
		FairPoint Communications, Inc.
8,075,000		Term Loan, 7.13%, Maturing February 8, 2012	8,116,635
		Hawaiian Telcom Communications, Inc.
2,652,200		Term Loan, 7.62%, Maturing October 31, 2012	2,670,020
		Iowa Telecommunications Services
3,234,000		Term Loan, 7.12%, Maturing November 23, 2011	3,260,949
		Madison River Capital, LLC
1,837,333		Term Loan, 7.61%, Maturing July 29, 2012	1,843,362
		NTelos, Inc.
5,321,590		Term Loan, 7.57%, Maturing August 24, 2011	5,360,171
		Stratos Global Corp.
3,390,750		Term Loan, 8.11%, Maturing February 13, 2012	3,419,005
		Syniverse Holdings, Inc.
1,628,266		Term Loan, 7.12%, Maturing February 15, 2012	1,635,390
		Triton PCS, Inc.
5,458,600		Term Loan, 8.57%, Maturing November 18, 2009	5,509,774
		WestCom Corp.
2,482,743		Term Loan, 8.15%, Maturing December 17, 2010	2,485,847
		Winstar Communications, Inc.
3,852,804		DIP Loan, 0.00%, Maturing June 30, 2007 (8)	5,220,550
			$76,055,693

Utilities — 2.1%

	Astoria Generating Co.
$1,488,751	Term Loan, 7.37%, Maturing February 23, 2013	$1,502,058
	BRSP, LLC
5,775,000	Term Loan, 8.37%, Maturing July 13, 2009	5,803,875
	Calpine Corp.
3,331,383	DIP Revolving Loan, 0.00%, Maturing February 27, 2008 (2)	3,332,426
1,285,461	DIP Loan, 7.62%, Maturing February 27, 2008	1,292,692

$3,271,809	DIP Loan, 9.36%, Maturing February 27, 2008	$3,312,706
	Cogentrix Delaware Holdings, Inc.
1,855,769	Term Loan, 6.87%, Maturing April 14, 2012	1,863,114
	Covanta Energy Corp.
1,995,876	Term Loan, 5.28%, Maturing February 9, 2014	2,007,103
4,054,124	Term Loan, 6.88%, Maturing February 9, 2014	4,076,928
	LSP General Finance Co., LLC
116,965	Term Loan, 7.11%, Maturing April 14, 2013	117,587
2,718,693	Term Loan, 7.11%, Maturing April 14, 2013	2,733,138
	Mirant North America, LLC.
3,514,500	Term Loan, 7.07%, Maturing January 3, 2013	3,530,755
	NRG Energy, Inc.
4,071,685	Term Loan, 7.36%, Maturing February 1, 2013	4,114,555
14,026,664	Term Loan, 7.36%, Maturing February 1, 2013	14,178,208
	Pike Electric, Inc.
2,961,259	Term Loan, 7.13%, Maturing July 1, 2012	2,962,802
	Vulcan Energy Corp.
4,072,323	Term Loan, 6.86%, Maturing July 23, 2010	4,081,233
		$54,909,180
Total Senior, Floating Rate Interests (identified cost $2,687,332,648)		$2,719,767,512

Corporate Bonds & Notes — 1.7%

Principal
Amount
(000’s omitted)		Security	Value
Automotive — 0.1%
		Key Plastics, LLC
$1,691		7.00%, 4/26/07 (3)	$1,691,135
1,210		18.32%, 4/26/07 (3)	1,219,297
			$2,910,432
Building and Development — 0.5%
		Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate
$5,179		7.51%, 6/15/29 (4)	$5,179,387
		Grohe Holding GMBH
6,500	EUR	6.622%, 1/15/14	8,640,268
			$13,819,655
Cable and Satellite Television — 0.4%
		Iesy Hessen & ISH NRW, Variable Rate
7,000	EUR	6.65%, 4/15/13	$9,454,700
			$9,454,700

Electronic / Electric — 0.1%
	NXP BV / NXP Funding, LLC, Variable Rate
$2,300	8.11%, 10/15/13 (4)	$2,363,250
		$2,363,250
Financial Intermediaries — 0.3%
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
$1,000	7.81%, 8/11/16 (4)	$1,016,763
	Sonata Securities S.A., Series 2006-5
3,000	8.75%, 6/27/07	3,028,815
	Sonata Securities S.A., Series 2006-6
3,000	8.75%, 6/27/07	3,028,575
		$7,074,153
Telecommunications — 0.3%
	Qwest Corp., Sr. Notes, Variable Rate
$3,150	8.61%, 6/15/13	$3,453,187
	Rogers Wireless, Inc., Variable Rate
4,150	8.485%, 12/15/10	4,243,375
		$7,696,562
Total Corporate Bonds & Notes (identified cost, $41,669,922)		$43,318,752

Common Stocks — 1.1%

Shares	Security	Value
31,622	Citation Corp. (3)(5)(6)	$0
33,278	Environmental Systems Products Holdings, Inc. (3)(5)(6)	0
1,782	Gentek, Inc. (5)	61,283
133,410	Hayes Lemmerz International (5)	660,379
441,740	Maxim Crane Works, L.P. (5)	20,264,841
12,592	RoTech Medical Corp. (3)(5)(6)	31,858
297,015	Safelite Glass Corp. (3)(5)(6)	5,987,822
20,048	Safelite Realty Corp. (3)(6)	320,167
Total Common Stocks (identified cost, $9,361,647)		$27,326,350

Preferred Stocks—0.0%

Shares	Security	Value
2,496	Citation Corp. (PIK) (3)(6)	$0
445	Hayes Lemmerz International (3)(5)(6)	9,516
218	Key Plastics, LLC, Series A (3)(5)(6)	0
Total Preferred Stocks (identified cost, $2,237,250)		$9,516

Warrants—0.0%

Shares / Rights	Security	Value
1,930	Gentek, Inc., Class B (5)(6)	$100,360
940	Gentek, Inc., Class C (5)(6)	47,000
Total Warrants (identified cost, $0)		$147,360

Short-Term Investments—2.3%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.69% (7)	$59,438	$59,437,596
Total Short-Term Investments (at amortized cost, $59,437,596)		$59,437,596
Total Investments — 111.0% (identified cost $2,800,039,063)		$2,850,007,086
Less Unfunded Loan Commitments — (2.4)% (identified cost $61,970,227)		$(61,970,227)
Net Investments — 108.6% (identified cost $2,738,068,836)		$2,788,036,859
Other Assets, Less Liabilities — (8.6)%		$(220,652,876)
Net Assets—100.0%		$2,567,383,983

EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment in kind

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial leaders.

(2)

Unfunded Loan Commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the Borrower’s discretion.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $8,559,400 or 0.3% of the Portfolio’s net assets.

(5)	Non-income producing security.
(6)	Restricted security.
(7)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of February 28, 2007.

(8)	Defaulted security. Curently the issuer is in default with respect to interest payments.

A summary of financial instruments at February 28, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized Appreciation
Date	Deliver	In Exchange For	(Depreciation)
3/30/07	British Pound	United States Dollar
	38,262,373	75,129,300	$146,340
3/30/07	Euro	United States Dollar
	187,129,575	246,738,052	(748,213)
			$(601,873)

Credit Default Swaps

			Net
Notional	Expiration		Unrealized
Amount	Date	Description	Appreciation
2,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/17/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	$153,927
2,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/2/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	18,815
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Portfolio will receive 2.20% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	96,751
3,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/8/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	54,274
4,000,000 USD	3/20/2012	Agreement with Lehman Brothers dated 2/8/2006 whereby the Portfolio will receive 2.40% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	217,199

At February 28, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at February 28, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,738,068,836
Gross unrealized appreciation	$58,704,154
Gross unrealized depreciation	(8,736,131)
Net unrealized appreciation	$49,968,023

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at February 28, 2007 on a federal income tax basis was $125,069.

Restricted Securities

At February 28, 2007, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Citation Corp.	5/24/05	31,622	$0	$0
Environmental Systems Products Holdings, Inc.	10/24/00	33,278	0	0
RoTech Medical Corp	6/12/02	12,592	332,429	31,858
Safelite Glass Corp.	9/29/00 — 11/10/00	297,015	0	5,987,822
Safelite Realty Corp.	9/29/00 — 11/10/00	20,048	0	320,167
			$332,429	$6,339,847
Preferred Stocks
Citation Corp. (PIK)	5/24/05	2,496	$1,996,800	$0
Hayes Lemmerz International	6/04/03	445	22,250	9,516
Key Plastics, LLC, Series A	4/26/01	218	218,200	0
			$2,237,250	$9,516
Warrants
Gentek, Inc., Class B	11/11/03	1,930	$0	$100,360
Gentek, Inc., Class C	11/11/03	940	0	47,000
			$—	$147,360
Total Restricted Securities			$2,569,679	$6,496,723

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Classic Senior Floating Rate

By:	/s/ Scott H. Page
Scott H. Page
President
Date:	April 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President
Date:	April 13, 2007
By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer
Date:	April 13, 2007